Average Annual Total Returns - PGIM Global Total Return USD Hedged Fund	A One Year	A Five Years	A Ten Years	A SinceInception	A InceptionDate	C One Year	C Five Years	C Ten Years	C SinceInception	C InceptionDate	Z One Year	Z Five Years	Z Ten Years	Z SinceInception	Z InceptionDate	Z Return After Taxes on Distributions One Year	Z Return After Taxes on Distributions Five Years	Z Return After Taxes on Distributions Ten Years	Z Return After Taxes on Distributions SinceInception	Z Return After Taxes on Distributions InceptionDate	Z Return After Taxes on Distributions and Sale of Fund Shares One Year	Z Return After Taxes on Distributions and Sale of Fund Shares Five Years	Z Return After Taxes on Distributions and Sale of Fund Shares Ten Years	Z Return After Taxes on Distributions and Sale of Fund Shares SinceInception	Z Return After Taxes on Distributions and Sale of Fund Shares InceptionDate	R6 One Year	R6 Five Years	R6 Ten Years	R6 SinceInception	R6 InceptionDate	Bloomberg Global Aggregate (USD Hedged) Index One Year	Bloomberg Global Aggregate (USD Hedged) Index Five Years	Bloomberg Global Aggregate (USD Hedged) Index Ten Years	Bloomberg Global Aggregate (USD Hedged) Index SinceInception
Total	4.61%			5.83%	Dec. 12, 2017	6.31%			6.19%	Dec. 12, 2017	8.38%			7.24%	Dec. 12, 2017	7.52%			5.40%	Dec. 12, 2017	4.94%			4.76%	Dec. 12, 2017	8.44%			7.31%	Dec. 12, 2017	5.58%			5.09%	[1]

[1]	Since Inception return for the Index is measured from the closest month-end to the Fund’s inception date.